Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Income Statement Elements [Abstract]
Net income (loss) before noncontrolling interests	$ 19,965	$ 19,029	$ 13,378
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net change in debt securities	(292)	1,271	(10,500)
Net change in derivatives and hedging activities	(268)	411	(1,090)
Defined benefit plans adjustments	160	68	154
Other	(196)	34	(178)
Other comprehensive income (loss), after tax	(596)	1,784	(11,614)
Total comprehensive income (loss) before noncontrolling interests	19,369	20,813	1,764
Other comprehensive income (loss) from noncontrolling interests	0	2	2
Net income (loss) from noncontrolling interests	243	(113)	(299)
Wells Fargo comprehensive income (loss)	$ 19,126	$ 20,924	$ 2,061